Receivables and Other Current Assets - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 10,666	€ 10,891
Government
Disclosure of Trade and Other Receivables [Line Items]
Current trade receivables	€ 345	€ 346